Other Income (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)
Other income for the years ended December 31 consist of the following ($ in millions):

	2014	2013	2012
Gain on sale of marketable equity securities	$122.6	$201.5	$—
Gain on sale of joint venture	—	229.8	—
Gain on sale of a product line	33.9	—	—
Total	$156.5	$431.3	$—